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FolioBeyond Alternative Income and Interest Rate Hedge ETF
FolioBeyond Alternative Income and Interest Rate Hedge ETF – FUND SUMMARY
Investment Objective
The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund”) seeks to provide current income and protect against rising interest rates.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FolioBeyond Alternative Income and Interest Rate Hedge ETF FolioBeyond Alternative Income and Interest Rate Hedge ETF [1]
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s investment adviser, Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FolioBeyond Alternative Income and Interest Rate Hedge ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF | USD ($)	101	315	547	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal period from September 30, 2021 (commencement of operations) through July 31, 2022, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide protection against rising interest rates (i.e., an interest rate hedge) while generating current income under stable interest rates. The Fund invests primarily in interest-only mortgage-backed securities (“MBS IOs”) and U.S. Treasury bonds.

Mortgage-backed securities (“MBS”) are fixed-income instruments that represent an interest in a pool of mortgages. Stripped MBS also represent interest in a pool of mortgages, the cash flow from which has been separated into interest and principal components. MBS IOs represent the interest portion of the MBS. To provide an interest rate hedge, the Fund seeks to achieve a desired duration target of approximately negative ten years (the “Duration Target”). “Duration” is a measure of the relationship between interest rates and price for a fixed income security. Positive duration refers to a relationship whereby prices decline as interest rates rise, while negative duration refers to a relationship whereby prices increase as interest rates rise. MBS IOs typically exhibit negative duration. At the Duration Target, the market value of the Fund’s holdings is projected to increase as interest rates rise, which provides protection against falling valuations of most fixed income instruments. In general, at the Duration Target, a one basis point (0.01%) increase in interest rates would lead to an approximately ten basis point increase in the portfolio’s value, while a one basis point decrease in interest rates would cause an approximately ten basis point decrease in the portfolio’s value. The Fund considers MBS IOs as providing “alternative income” because they are not traditional fixed income securities (e.g., corporate bonds or municipal bonds) and, unlike traditional fixed income securities, the holders of MBS IOs are not entitled to receive any principal payments. MBS IOs generate income by collecting and distributing interest payments from a pool of mortgages to investors (such as the Fund), without including any of the principal repayments.

MBS IOs may benefit when interest rates are rising as the rate at which borrowers prepay or refinance their mortgages tends to decrease. During a rising interest rate environment, income from MBS IOs may remain steadier when compared to flat or falling interest rate environments. Further, in a rising interest rate environment, the market value of MBS IOs may increase due to slower prepayments and, as a result, interest cash flows received by MBS IOs on the aggregate mortgage principal balance generally decline more slowly.

Conversely, when interest rates are falling, the rate at which borrowers prepay or refinance their mortgages tends to increase. As a result, the income from MBS IOs may decline and the market value of MBS IOs may decrease, which will result in a decline in MBS IO valuations. The Fund’s portfolio is structured such that a potential decline in MBS IO valuations may be partially offset by gains in the Fund’s U.S. Treasury positions, which have a positive duration, as discussed further below. In this scenario, the Fund’s portfolio will likely be rebalanced to bring the overall duration in line with the Duration Target, which will generally involve selling the U.S. Treasury positions and increasing the Fund’s holdings of MBS IOs. The Fund intends to invest solely in MBS IOs that are issued or guaranteed by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Government National Mortgage Administration (Ginnie Mae). These securities are referred to as “agency MBS.” Ginnie Mae securities and are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac securities are guaranteed as to payment of principal and interest by Fannie Mae and Freddie Mac, that are in turn backed by a line of credit with the U.S. Treasury. It should be noted, however, that in the case of MBS IOs, a default by an underlying borrower, will have the same effect as a voluntary prepayment (i.e., it will reduce the balance of the underlying mortgage pool, thereby reducing the market value of the MBS IO, notwithstanding such guarantee).

The Fund’s investment sub-adviser (“FolioBeyond” or the “Sub-Adviser”) will determine the Fund’s overall asset allocation of the portfolio by analyzing the relative value of MBS IOs and constructing a core portfolio of MBS IOs with various coupon payments and other loan attributes. These loan attributes will include geography, loan purpose (purchase or refinancing), and loan size, among other factors that the Sub-Adviser analyzes as the most favorable to protect against rising interest rates. FolioBeyond will utilize U.S. Treasury securities, through either direct investment or through investments in ETFs, to rebalance the Fund’s portfolio to protect against falling interest rates by providing some offsetting positive duration to the portfolio, as U.S. Treasury holdings with a positive duration will offset the negative duration of MBS IO holdings. Generally, the MBS IO portion of the Fund’s portfolio is likely to have negative duration exceeding -10 years while the positive duration of the Fund’s U.S. Treasury holdings will have the effect of bringing the Fund’s overall portfolio duration to be less negative (e.g., a certain percentage of the Fund’s portfolio with -15 year duration MBS IO portfolio holdings can be combined with a percentage of the Fund’s portfolio with +10 year duration Treasury bonds to achieve the Target Duration of -10 years). The allocation ratio between MBS IOs and U.S. Treasuries will vary depending on relative value relationships, including historical yield levels compared to other financial assets, volatility and other risk measures (as determined by the Sub-Adviser), macro-environment determinants, such as inflation and economic growth, and other factors that FolioBeyond evaluates to be relevant.

To achieve its Duration Target, the Fund may also invest, to a lesser extent, in MBS coupon swaps and MBS inverse IOs (“Inverse IOs”). The Fund may also purchase options on bonds or swaps to mitigate the risk of downward movement in interest rates. MBS coupon swaps are transactions that involve the sale of one MBS and the simultaneous purchase of another MBS, which may be with different agencies and have different coupon payments. MBS inverse IOs are also funded through interest only payments, however, an inverse IO is a leveraged position and the payment received is adjusted based on the current level of a floating interest rate. Inverse IOs are created from a structured collateralized mortgage obligation (“CMO”) where the coupon formula is determined based on the difference between the underlying CMO tranche coupon and a floating rate (e.g., 1-month LIBOR), subject to a floor. The resulting coupon payment is based on the principal balance of the underlying CMO tranche. An Inverse IO, therefore, will exhibit a combination of its coupon rate declining as short-term interest rates rise (and vice versa for falling short-term interest rates) along with sensitivity to prepayments as the present value of interest cash flows will increase as prepayments decline (and vice versa for rising prepayment rates). Since both prepayment and yield curve components increase the risk of Inverse IOs, they will be utilized infrequently and only when valuations are determined by the Sub-Adviser to be attractive. An option on a bond or swap gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying bond or swap is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The Sub-Adviser performs both top-down and security-specific analysis. The Sub-Adviser makes buy and sell decisions for the Fund based on a multi-factor optimization model that provides broad asset allocation guidance while specific bond analysis will be performed for security selection. Rebalancing of the MBS IOs portion of the portfolio will generally be less frequent while the U.S. Treasury portion will be more actively rebalanced as required, depending on changes in interest rates.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing fixed income securities.

Principal Investment Risks
Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of two broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.etfs.foliobeyond.com.

The Fund’s calendar year-to-date return as of March 31, 2023 was 1.36%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.34% for the quarter ended March 31, 2022 and the lowest quarterly return was -1.04% for the quarter ended September 30, 2022.

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Total Returns - FolioBeyond Alternative Income and Interest Rate Hedge ETF	1 Year	Since Inception	Inception Date
FolioBeyond Alternative Income and Interest Rate Hedge ETF	33.62%	24.87%	Sep. 30, 2021
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Return After Taxes on Distributions	31.30%	23.02%	Sep. 30, 2021
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Return After Taxes on Distributions and Sale of Fund Shares	19.86%	18.26%	Sep. 30, 2021
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index (reflects no deduction for fees, expenses, or taxes)	16.32%	12.35%	Sep. 30, 2021
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(13.01%)	(10.53%)	Sep. 30, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Associated Risk of Investing in Mortgage-Backed Interest Only Securities [Member]

Associated Risk of Investing in Mortgage-Backed Interest Only Securities: The value of MBS IOs is more volatile than other types of mortgage-related securities. They are very sensitive not only to declining interest rates, but also to the rate of prepayments. MBS IOs involve the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. In addition, because there may be a drop in trading volume, or an inability to find a ready buyer, MBS IOs may be illiquid. In response to changes in interest rates or other market conditions, the value of an inverse IO may decrease at a multiple of the decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Credit Risk [Member]

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Options Risk [Member]

○	Options Risk: Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Swap Agreements Risk [Member]

○	Swap Agreements Risk: Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The derivative transactions in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Cash Redemption Risk [Member]

○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Costs of Buying or Selling Shares [Member]

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Shares May Trade at Prices Other Than NAV [Member]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Trading [Member]

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Fixed Income Risk [Member]

Fixed Income Risk. The value of the Fund’s investments in fixed income securities (not including MBS IOs) will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | General Market Risk [Member]

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Government Securities Risk [Member]

Government Securities Risk. The Fund will invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Interest Rate Risk [Member]

Interest Rate Risk. Generally, the value of fixed income securities (not including MBS IOs) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Models and Data Risk [Member]

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Newer Fund Risk [Member]

Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Other Investment Companies Risk [Member]

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Prepayment Risk [Member]

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

FolioBeyond Alternative Income and Interest Rate Hedge ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.